FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08226

                        TEMPLETON GLOBAL INVESTMENT TRUST
                        ---------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 954/527-7500
                                                            --------------

Date of fiscal year end:   03/31
                          ----------

Date of reporting period:  6/30/07
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Investment Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Templeton BRIC Fund ......................................................    3
Templeton Emerging Markets Small Cap Fund ................................    6
Templeton Income Fund ....................................................    9
Notes to Statements of Investments .......................................   22

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.1%
    COMMON STOCKS 70.7%
    BRAZIL 8.1%
    AES Tiete SA ..................................  Independent Power Producers & Energy Traders    144,185,311      $   5,493,557
    Companhia de Bebidas das Americas
      (AmBev) (Taxable) ...........................                   Beverages                           29,738             20,811
    Companhia de Bebidas das Americas
      (AmBev) (Non Taxable) .......................                   Beverages                        6,771,269          4,826,341
    Companhia Energetica de Minas Gerais ..........               Electric Utilities                     197,265          4,295,846
    Datasul SA ....................................                    Software                          116,993          1,516,160
    Energias do Brasil SA .........................              Electrical Equipment                    166,573          3,419,362
    Localiza Rent a Car SA ........................                  Road & Rail                         422,300          4,761,301
a,b Marfrig Frigorificos e Comercio De Alimentos
      SA, 144A ....................................            Food & Staples Retailing                   79,200            751,725
    Porto Seguro SA ...............................                   Insurance                           38,871          1,491,086
    Tele Norte Leste Participacoes SA .............     Diversified Telecommunication Services            67,000          2,667,358
  a Wilson Sons Ltd., IDR .........................         Transportation Infrastructure                201,700          2,927,583
a,b Wilson Sons Ltd., IDR, 144A ...................         Transportation Infrastructure                 79,487          1,153,717
                                                                                                                      --------------
                                                                                                                         33,324,847
                                                                                                                      --------------
    CHINA 19.7%
    Aluminum Corp. of China Ltd., H ...............                Metals & Mining                     3,284,000          5,535,563
    China International Marine Containers (Group)
      Co. Ltd., B .................................                   Machinery                          298,548            738,820
    China Netcom Group Corp. (Hong Kong) Ltd. .....     Diversified Telecommunication Services           679,500          1,877,096
    China Petroleum and Chemical Corp., H .........          Oil, Gas & Consumable Fuels               9,684,000         10,713,074
    China Shipping Container Lines Co. Ltd., H ....                     Marine                         2,832,000          1,934,095
    China Telecom Corp. Ltd., H ...................     Diversified Telecommunication Services        24,416,000         14,364,006
  a Chiwan Wharf Holdings Ltd., B .................         Transportation Infrastructure                427,000            981,885
    CNOOC Ltd. ....................................          Oil, Gas & Consumable Fuels               6,915,000          7,835,544
    Denway Motors Ltd. ............................                  Automobiles                       5,448,000          2,577,995
    Dongfeng Motor Corp., H .......................                  Automobiles                       3,626,000          1,929,143
  a Guangdong Electric Power Development Co.
      Ltd., B .....................................  Independent Power Producers & Energy Traders      1,378,600          1,269,445
    Jiangling Motors Corp. Ltd., B ................                  Automobiles                       2,908,000          3,912,491
    PetroChina Co. Ltd., H ........................          Oil, Gas & Consumable Fuels               9,820,000         14,467,957
  c Shandong Chenming Paper Holdings Ltd., B ......            Paper & Forest Products                   885,300            767,650
    Shanghai Industrial Holdings Ltd. .............            Industrial Conglomerates                1,201,000          4,607,947
    Sinotrans Ltd., H .............................            Air Freight & Logistics                 5,222,000          2,471,052
    Weiqiao Textile Co. Ltd., H ...................        Textiles, Apparel & Luxury Goods              832,000          1,866,363
  a Win Hanverky Holdings Ltd. ....................        Textiles, Apparel & Luxury Goods            4,232,000          1,710,314
    Yanzhou Coal Mining Co. Ltd., H ...............          Oil, Gas & Consumable Fuels                 868,000          1,325,462
                                                                                                                      --------------
                                                                                                                         80,885,902
                                                                                                                      --------------
    HONG KONG 2.8%
    Far East Consortium International Ltd. ........                  Real Estate                       6,085,000          2,513,659
    Hopewell Holdings Ltd. ........................         Transportation Infrastructure                301,000          1,228,006
    Norstar Founders Group Ltd. ...................                Auto Components                     6,789,000          3,290,700
    Road King Infrastructure Ltd. .................         Transportation Infrastructure                546,716          1,061,394
    VTech Holdings Ltd. ...........................            Communications Equipment                  337,000          2,844,573
    Wasion Meters Group Ltd. ......................              Electrical Equipment                  1,190,000            692,471
                                                                                                                      --------------
                                                                                                                         11,630,803
                                                                                                                      --------------


                                         Quarterly Statements of Investments | 3

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                INDUSTRY                           SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    INDIA 11.4%
    Ashok Leyland Ltd. ............................                   Machinery                        5,889,000      $   5,493,009
    Federal Bank Ltd. .............................                Commercial Banks                      416,952          3,107,720
    Gail India Ltd. ...............................                 Gas Utilities                        453,510          3,451,824
    Gujarat Industries Power Co. Ltd. .............  Independent Power Producers & Energy Traders        293,725            492,139
    HCL Infosystems Ltd. ..........................                  IT Services                         524,616          2,458,349
    Hero Honda Motors Ltd. ........................                  Automobiles                         414,688          7,049,440
    Hindalco Industries Inc. ......................                Metals & Mining                       638,390          2,522,842
    JK Cements Ltd. ...............................             Construction Materials                   186,962            723,396
    Karnataka Bank Ltd. ...........................                Commercial Banks                      858,894          3,706,861
    Oil & Natural Gas Corp. Ltd. ..................          Oil, Gas & Consumable Fuels                 145,200          3,232,380
    Sesa Goa Ltd. .................................                Metals & Mining                        69,347          3,042,027
    Shipping Corp. of India Ltd. ..................                     Marine                           992,680          4,782,746
    Steel Authority of India Ltd. .................                Metals & Mining                       622,000          2,012,195
  a Tata Chemicals Ltd. ...........................                   Chemicals                          237,646          1,460,768
    Tata Motors Ltd. ..............................                   Machinery                          202,073          3,339,627
                                                                                                                      --------------
                                                                                                                         46,875,323
                                                                                                                      --------------
    RUSSIA 27.5%
a,b Cherkizovo Group OJSC, GDR, 144A ..............            Food & Staples Retailing                   57,000            775,200
a,d Cherkizovo Group OJSC, GDR, Reg S .............            Food & Staples Retailing                   14,800            201,280
  d Evraz Group SA, GDR, Reg S ....................                Metals & Mining                       132,000          5,418,600
  d Evraz Group SA, GDR, Reg S
      (London Exchange) ...........................                Metals & Mining                       134,454          5,519,337
    Gazprom, ADR ..................................          Oil, Gas & Consumable Fuels                 788,400         32,955,120
    LUKOIL, ADR ...................................          Oil, Gas & Consumable Fuels                  12,300            937,875
    LUKOIL, ADR (London Exchange) .................          Oil, Gas & Consumable Fuels                 186,700         14,226,540
    Mining and Metallurgical Co. Norilsk Nickel,
      ADR .........................................                Metals & Mining                        78,000         17,306,250
    Mobile TeleSystems ............................      Wireless Telecommunication Services              52,000            510,640
    Mobile TeleSystems, ADR .......................      Wireless Telecommunication Services              34,700          2,101,779
    OAO TMK, GDR ..................................          Energy Equipment & Services                 256,750          9,366,240
  a Open Investments ..............................                  Real Estate                           4,237          1,056,072
    Polyus Gold ...................................                Metals & Mining                        24,481          1,037,994
    Polyus Gold, ADR ..............................                Metals & Mining                        13,000            546,325
    TNK-BP ........................................          Oil, Gas & Consumable Fuels               2,001,000          4,382,190
  a Unified Energy Systems ........................               Electric Utilities                   6,022,500          8,160,488
  a Veropharm .....................................                Pharmaceuticals                        54,000          2,322,000
  a Vsmpo-Avisma Corp. ............................                Metals & Mining                         6,862          2,083,456
  a VTB Bank OJSC, GDR ............................                Commercial Banks                      236,000          2,591,280
a,b VTB Bank OJSC, GDR, 144A ......................                Commercial Banks                       57,828            634,951
  a Yuzhno-ural Nickel ............................                Metals & Mining                         1,230          1,204,785
                                                                                                                      --------------
                                                                                                                        113,338,402
                                                                                                                      --------------
    UKRAINE 0.3%
  a XXI Century Investments Public Ltd. ...........      Real Estate Management & Development             56,400          1,413,055
                                                                                                                      --------------
    UNITED STATES 0.9%
  a CTC Media Inc. ................................                     Media                            130,100          3,530,914
                                                                                                                      --------------
    TOTAL COMMON STOCKS
      (COST $242,036,642) .........................                                                                     290,999,246
                                                                                                                      --------------


4 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCKS 26.4%
    BRAZIL 26.4%
    Banco Bradesco SA, ADR, pfd. ..................                Commercial Banks                      627,000      $  15,116,970
    Companhia Energetica de Minas Gerais, ADR,
      pfd. ........................................               Electric Utilities                      48,750          1,028,625
    Companhia Paranaense de Energia-Copel,
      ADR, pfd. ...................................  Independent Power Producers & Energy Traders        370,100          6,339,813
    Companhia Vale do Rio Doce, ADR, pfd., A ......                 Metals & Mining                      624,000         23,524,800
    Itausa - Investimentos Itau SA, ADR, pfd. .....                Commercial Banks                       11,426             70,661
    Itausa - Investimentos Itau SA, pfd. ..........                Commercial Banks                    1,394,700          8,755,283
    Marcopolo SA, pfd. ............................                    Machinery                       1,157,240          4,391,165
    Petroleo Brasileiro SA, ADR, pfd. .............           Oil, Gas & Consumable Fuels                502,000         26,776,680
    Sadia SA, pfd. ................................                  Food Products                       513,288          2,389,366
    Tam SA, pfd. ..................................                    Airlines                          122,000          4,060,132
    Unibanco - Uniao de Bancos Brasileiros SA,
      GDR, pfd. ...................................                Commercial Banks                      143,700         16,219,419
                                                                                                                      --------------
    TOTAL PREFERRED STOCKS
      (COST $83,655,662) ..........................                                                                     108,672,914
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS
      (COST $325,692,304) .........................                                                                     399,672,160
                                                                                                                      --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
    SHORT TERM INVESTMENT (COST $11,055,576) 2.7%
    UNITED STATES 2.7%
  e FHLB 7/02/07 ..................................                                                  $11,060,000         11,060,000
                                                                                                                      --------------
    TOTAL INVESTMENTS
      (COST $336,747,880) 99.8% ...................                                                                     410,732,160
    OTHER ASSETS, LESS LIABILITIES 0.2% ...........                                                                         801,337
                                                                                                                      --------------
    NET ASSETS 100.0% .............................                                                                   $ 411,533,497
                                                                                                                      ==============

See Selected Currency and Portfolio Abbreviations on page 21.

a Non-income producing for the twelve months ended June 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the aggregate value of these securities was $3,315,593, representing 0.81% of net assets.

c Security purchased on when-issued or delayed delivery basis.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the aggregate value of these securities was $11,139,217, representing 2.71% of net assets.

e The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                          INDUSTRY                    SHARES/RIGHTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.9%
    COMMON STOCKS AND RIGHTS 90.2%
    ARGENTINA 1.0%
  a Pampa Holding SA, GDR .........................                Capital Markets                        31,300      $     701,011
                                                                                                                      --------------
    BRAZIL 2.2%
    Datasul SA ....................................                    Software                          117,600          1,524,027
                                                                                                                      --------------
    CHINA 11.8%
    Beauty China Holdings Ltd. ....................               Personal Products                    1,021,000            853,361
a,b Chiwan Wharf Holdings Ltd., B .................         Transportation Infrastructure                616,825          1,418,387
    SinoCom Software Group Ltd. ...................                  IT Services                       5,318,000          1,074,605
  a Sohu.com Inc. .................................          Internet Software & Services                 43,000          1,375,570
a,c Ta Yang Group, Reg S ..........................       Electronic Equipment & Instruments             252,000            103,132
    Tong Ren Tang Technologies Co. Ltd., H ........                Pharmaceuticals                       171,000            459,260
  a Win Hanverky Holdings Ltd. ....................        Textiles, Apparel & Luxury Goods            1,560,000            630,456
    Xiwang Sugar Holdings Co. Ltd. ................                 Food Products                      3,190,000          1,668,619
    Yorkey Optical International Cayman Ltd. ......       Electronic Equipment & Instruments           1,618,000            600,095
                                                                                                                      --------------
                                                                                                                          8,183,485
                                                                                                                      --------------
    EGYPT 0.4%
a,d Ghabbour Auto, 144A ...........................                  Automobiles                          47,350            307,765
                                                                                                                      --------------
    HONG KONG 16.0%
    Fairwood Holdings Ltd. ........................         Hotels, Restaurants & Leisure              1,042,000          1,380,609
    Far East Consortium International Ltd. ........      Real Estate Management & Development          3,879,000          1,602,380
    Geely Automobile Holdings Ltd. ................                  Automobiles                       2,575,000            401,773
    I.T. Ltd. .....................................                Specialty Retail                    4,550,000            995,063
    Norstar Founders Group Ltd. ...................                Auto Components                     2,826,000          1,369,792
    Road King Infrastructure Ltd. .................         Transportation Infrastructure                872,000          1,692,901
    Tack Fat Group International Ltd. .............        Textiles, Apparel & Luxury Goods            3,312,000            563,359
    Victory City International Holdings Ltd. ......        Textiles, Apparel & Luxury Goods            4,815,400          2,032,308
    VTech Holdings Ltd. ...........................            Communications Equipment                  135,000          1,139,517
                                                                                                                      --------------
                                                                                                                         11,177,702
                                                                                                                      --------------
    HUNGARY 0.9%
    Egis Nyrt .....................................                Pharmaceuticals                         4,862            603,388
                                                                                                                      --------------
    INDIA 14.8%
    Allahabad Bank Ltd. ...........................                Commercial Banks                      128,000            259,001
  b Ballarpur Industries Ltd. .....................            Paper & Forest Products                   527,000          1,537,111
    E.I.D. - Parry (India) Ltd. ...................                   Chemicals                          389,881          1,217,987
    Federal Bank Ltd. .............................                Commercial Banks                      176,138          1,312,831
    Great Eastern Shipping Co. Ltd. ...............          Oil, Gas & Consumable Fuels                 282,526          2,481,906
    HCL Infosystems Ltd. ..........................                  IT Services                         569,391          2,668,164
    JK Cements Ltd. ...............................             Construction Materials                   135,186            523,064
    Tata Investment Corp. Ltd. ....................                Capital Markets                        25,927            299,928
                                                                                                                      --------------
                                                                                                                         10,299,992
                                                                                                                      --------------
    INDONESIA 2.8%
  a PT Panin Life Tbk .............................                    Insurance                      84,691,500          1,921,611
                                                                                                                      --------------


6 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                          INDUSTRY                    SHARES/RIGHTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    PAKISTAN 3.8%
  a Bank of Punjab ................................              Commercial Banks                      1,003,000      $   1,931,078
    Indus Motor Co. Ltd. ..........................                 Automobiles                          139,900            706,320
                                                                                                                      --------------
                                                                                                                          2,637,398
                                                                                                                      --------------
    PANAMA 1.4%
    Banco Latinoamericano de Exportaciones
       SA, E ......................................              Commercial Banks                         52,500            987,000
                                                                                                                      --------------
    POLAND 1.7%
    Automotive Components Europe SA ...............               Auto Components                         66,000            563,516
  a Techmex SA ....................................     Electronic Equipment & Instruments                44,700            649,773
                                                                                                                      --------------
                                                                                                                          1,213,289
                                                                                                                      --------------
    RUSSIA 2.2%
  a Chelyabinsk Zinc Plant ........................               Metals & Mining                          2,910            443,775
  a Veropharm .....................................               Pharmaceuticals                         24,600          1,057,800
                                                                                                                      --------------
                                                                                                                          1,501,575
                                                                                                                      --------------
    SINGAPORE 0.8%
    Luzhou Bio-Chem Technology Ltd. ...............                Food Products                       1,352,000            556,179
                                                                                                                      --------------
    SOUTH AFRICA 5.3%
    AVI Ltd. ......................................                Food Products                          85,500            238,529
    Kagiso Media Ltd. .............................                    Media                             932,481          1,986,389
    Lewis Group Ltd. ..............................              Specialty Retail                        171,171          1,490,023
                                                                                                                      --------------
                                                                                                                          3,714,941
                                                                                                                      --------------
    SOUTH KOREA 1.6%
    YESCO Co. Ltd. ................................                Gas Utilities                          30,534          1,140,191
                                                                                                                      --------------
    TAIWAN 7.7%
    E-life Mall Corp. .............................              Specialty Retail                         30,000             62,492
    G Shank Enterprise Co. Ltd. ...................                  Machinery                           295,000            675,779
    Merry Electronics Co. Ltd. ....................             Household Durables                       307,000          1,125,229
    Phoenixtec Power Co. Ltd. .....................            Electrical Equipment                    2,049,000          2,165,406
    Sunplus Technology Co. Ltd. ...................    Semiconductors & Semiconductor Equipment          340,503            851,778
    Tainan Enterprises Co. Ltd. ...................      Textiles, Apparel & Luxury Goods                158,000            257,703
    Test-Rite International Co. Ltd. ..............                Distributors                          290,000            188,225
                                                                                                                      --------------
                                                                                                                          5,326,612
                                                                                                                      --------------
    THAILAND 7.5%
    Delta Electronics (Thailand) Public Co. Ltd.,
       fgn. .......................................     Electronic Equipment & Instruments             3,298,900          2,188,119
    Hana Microelectronics Public Co. Ltd., fgn. ...     Electronic Equipment & Instruments             1,514,800          1,239,481
    Hemaraj Land & Devevelopment Public Co.
       Ltd. .......................................    Real Estate Management & Development            5,440,000            173,324
    Thai Union Frozen Products Ltd., fgn. .........                Food Products                       1,789,500          1,280,251
    TISCO Bank Public Co. Ltd., fgn. ..............              Consumer Finance                        471,600            375,641
                                                                                                                      --------------
                                                                                                                          5,256,816
                                                                                                                      --------------


                                         Quarterly Statements of Investments | 7

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                            INDUSTRY                 SHARES/RIGHTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    TURKEY 6.8%
a,d Albaraka Turk Katilim Bankasi AS, 144A ........                Commercial Banks                       24,309      $      91,865
    Cimsa Cimento Sanayi ve Ticaret AS ............             Construction Materials                    52,619            360,816
  a Selcuk Ecza Deposu ............................                 Pharmaceuticals                      518,305          1,074,126
    Soda Sanayii AS ...............................                    Chemicals                         136,130            819,373
  a Tat Konserve Sanayii AS .......................                  Food Products                       336,390            717,632
  a Tat Konserve Sanayii AS, rts., 7/13/07 ........                  Food Products                       333,500            261,718
    Vestel Beyaz Esya Sanayi ve Ticaret AS ........               Household Durables                     830,300          1,410,719
                                                                                                                      --------------
                                                                                                                          4,736,249
                                                                                                                      --------------
    VIETNAM 1.5%
    NagaCorp Ltd. .................................          Hotels, Restaurants & Leisure             3,666,000          1,022,097
                                                                                                                      --------------
    TOTAL COMMON STOCKS AND RIGHTS
       (COST $54,377,975) .........................                                                                      62,811,328
                                                                                                                      --------------
    PREFERRED STOCK (COST $1,331,922) 2.7%
    BRAZIL 2.7%
    Marcopolo SA, pfd. ............................                    Machinery                         495,265          1,879,291
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS
       (COST $55,709,897) .........................                                                                      64,690,619
                                                                                                                      --------------

                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
    SHORT TERM INVESTMENT (COST $4,700,000) 6.7%
    UNITED STATES 6.7%
    Paribas Corp., Time Deposit, 5.32%,
       7/02/07 ....................................                                                  $ 4,700,000          4,700,000
                                                                                                                      --------------
    TOTAL INVESTMENTS
       (COST $60,409,897) 99.6% ...................                                                                      69,390,619
    OTHER ASSETS, LESS LIABILITIES 0.4% ...........                                                                         275,322
                                                                                                                      --------------
    NET ASSETS 100.0% .............................                                                                   $  69,665,941
                                                                                                                      ==============

See Selected Currency and Portfolio Abbreviations on page 21.

a Non-income producing for the period ended June 30, 2007.

b Security purchased on a when-issued or delayed delivery basis.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the value of this security was $103,132, representing 0.15% of net assets.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the aggregate value of these securities was $399,630, representing 0.57% of net assets.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                              INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.8%
    COMMON STOCKS 62.6%
    AUSTRALIA 0.8%
    Billabong International Ltd. ..................        Textiles, Apparel & Luxury Goods               98,440      $   1,498,149
    National Australia Bank Ltd. ..................                Commercial Banks                      128,341          4,463,547
                                                                                                                      --------------
                                                                                                                          5,961,696
                                                                                                                      --------------
    AUSTRIA 0.8%
    Telekom Austria AG ............................     Diversified Telecommunication Services           239,630          5,999,832
                                                                                                                      --------------
    CANADA 0.8%
    BCE Inc. ......................................     Diversified Telecommunication Services           146,178          5,537,441
                                                                                                                      --------------
    CHINA 0.4%
    Travelsky Technology Ltd., H ..................                   IT Services                      3,380,000          2,891,919
                                                                                                                      --------------
    EGYPT 0.6%
    Egyptian Mobile Services ......................       Wireless Telecommunication Services            138,977          4,370,116
                                                                                                                      --------------
    FINLAND 0.8%
    Stora Enso OYJ, R .............................             Paper & Forest Products                  114,590          2,168,104
    UPM-Kymmene OYJ ...............................             Paper & Forest Products                  143,550          3,555,334
                                                                                                                      --------------
                                                                                                                          5,723,438
                                                                                                                      --------------
    FRANCE 4.3%
    France Telecom SA .............................     Diversified Telecommunication Services           314,060          8,670,995
    Sanofi-Aventis ................................                 Pharmaceuticals                      105,460          8,578,046
    Total SA, B ...................................           Oil, Gas & Consumable Fuels                103,630          8,451,636
    Vivendi SA ....................................                      Media                           125,032          5,399,756
                                                                                                                      --------------
                                                                                                                         31,100,433
                                                                                                                      --------------
    GERMANY 3.1%
    Bayerische Motoren Werke AG ...................                   Automobiles                        134,240          8,658,888
    Deutsche Post AG ..............................             Air Freight & Logistics                  236,210          7,653,297
    E.ON AG .......................................               Electric Utilities                      19,710          3,296,827
    Siemens AG ....................................            Industrial Conglomerates                   18,570          2,665,316
                                                                                                                      --------------
                                                                                                                         22,274,328
                                                                                                                      --------------
    HONG KONG 4.0%
    Bank of East Asia Ltd. ........................                Commercial Banks                      923,772          5,198,292
    Hopewell Holdings Ltd. ........................          Transportation Infrastructure             2,018,000          8,232,942
    Hutchison Whampoa Ltd. ........................            Industrial Conglomerates                  298,000          2,959,382
  a RREEF China Commercial Trust ..................      Real Estate Management & Development          2,817,000          1,693,277
a,b RREEF China Commercial Trust, REG S ...........      Real Estate Management & Development          7,040,000          4,231,689
    Yue Yuen Industrial Holdings Ltd. .............        Textiles, Apparel & Luxury Goods            2,031,000          6,298,903
                                                                                                                      --------------
                                                                                                                         28,614,485
                                                                                                                      --------------
    ITALY 5.2%
    Eni SpA .......................................           Oil, Gas & Consumable Fuels                290,658         10,581,828
    Intesa Sanpaolo SpA ...........................                Commercial Banks                      970,170          7,261,045
    Mediaset SpA ..................................                      Media                           512,759          5,312,325
    UniCredito Italiano SpA .......................                Commercial Banks                    1,607,438         14,423,608
                                                                                                                      --------------
                                                                                                                         37,578,806
                                                                                                                      --------------


                                         Quarterly Statements of Investments | 9

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                              INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    JAPAN 2.3%
    EBARA Corp. ...................................                   Machinery                          667,000      $   3,065,422
    Nintendo Co. Ltd. .............................                    Software                            6,300          2,307,093
    Takeda Pharmaceutical Co. Ltd. ................                Pharmaceuticals                       108,700          7,025,715
    Tamron Co. Ltd. ...............................          Leisure Equipment & Products                120,300          3,692,371
                                                                                                                      --------------
                                                                                                                         16,090,601
                                                                                                                      --------------
    MEXICO 0.4%
    Telefonos de Mexico SAB de CV (TELMEX),
      L, ADR ......................................     Diversified Telecommunication Services            66,720          2,528,021
                                                                                                                      --------------
    NETHERLANDS 3.4%
    ING Groep NV ..................................                Capital Markets                       351,820         15,613,062
    Reed Elsevier NV ..............................                     Media                            257,820          4,933,921
    Unilever NV ...................................                 Food Products                        112,726          3,518,111
                                                                                                                      --------------
                                                                                                                         24,065,094
                                                                                                                      --------------
    RUSSIA 0.4%
    Mobile TeleSystems, ADR .......................      Wireless Telecommunication Services              50,890          3,082,407
                                                                                                                      --------------
    SINGAPORE 1.8%
    Singapore Telecommunications Ltd. .............     Diversified Telecommunication Services         4,557,999         10,119,297
    Venture Corp. Ltd. ............................       Electronic Equipment & Instruments             283,000          2,901,237
                                                                                                                      --------------
                                                                                                                         13,020,534
                                                                                                                      --------------
    SOUTH AFRICA 4.0%
    Foschini Ltd. .................................                Specialty Retail                      437,343          3,776,687
    JD Group Ltd. .................................                Specialty Retail                      306,721          3,081,971
    Massmart Holdings Ltd. ........................            Food & Staples Retailing                  551,821          6,740,574
    Old Mutual PLC ................................                   Insurance                        4,468,750         15,158,460
                                                                                                                      --------------
                                                                                                                         28,757,692
                                                                                                                      --------------
    SOUTH KOREA 1.4%
    Kookmin Bank ..................................                Commercial Banks                       35,157          3,086,084
    Macquarie Korea Infrastructure Fund ...........         Transportation Infrastructure                384,390          3,103,744
    Shinhan Financial Group Co. Ltd. ..............                Commercial Banks                       60,750          3,695,367
                                                                                                                      --------------
                                                                                                                          9,885,195
                                                                                                                      --------------
    SPAIN 0.9%
    Telefonica SA .................................     Diversified Telecommunication Services           298,741          6,687,387
                                                                                                                      --------------
    TAIWAN 2.8%
    Chunghwa Telecom Co. Ltd., ADR ................     Diversified Telecommunication Services           423,269          7,982,853
    Compal Electronics Inc. .......................            Computers & Peripherals                 1,689,218          1,831,620
  c Compal Electronics Inc., GDR, 144A ............            Computers & Peripherals                    66,400            351,919
    Lite-On Technology Corp. ......................            Computers & Peripherals                 3,088,686          3,995,292
    Mega Financial Holding Co. Ltd. ...............                Commercial Banks                    9,038,000          6,142,196
                                                                                                                      --------------
                                                                                                                         20,303,880
                                                                                                                      --------------
    THAILAND 2.0%
    Advanced Info Service Public Co. Ltd., fgn. ...      Wireless Telecommunication Services             881,600          2,208,788
    Bank of Ayudhya Public Co. Ltd ................                Commercial Banks                    7,747,700          5,520,446
    Krung Thai Bank Public Co. Ltd., fgn. .........                Commercial Banks                   19,424,000          6,695,021
                                                                                                                      --------------
                                                                                                                         14,424,255
                                                                                                                      --------------


10 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                              INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM 14.6%
    Aviva PLC .....................................                   Insurance                          585,540      $   8,743,331
    BP PLC ........................................          Oil, Gas & Consumable Fuels                 665,225          8,056,108
    Centrica PLC ..................................                Multi-Utilities                       251,410          1,961,611
    Compass Group PLC .............................         Hotels, Restaurants & Leisure                690,705          4,796,166
    GlaxoSmithKline PLC ...........................                Pharmaceuticals                       513,226         13,451,123
    HSBC Holdings PLC .............................                Commercial Banks                      668,684         12,186,501
    Kingfisher PLC ................................                Specialty Retail                    2,055,017          9,348,093
    Pearson PLC ...................................                     Media                            356,540          6,036,361
    Royal Bank of Scotland Group PLC ..............                Commercial Banks                      590,966          7,512,865
    Royal Dutch Shell PLC, B ......................          Oil, Gas & Consumable Fuels                 219,266          9,177,162
    Tesco PLC .....................................            Food & Staples Retailing                  386,071          3,244,905
    Vodafone Group PLC ............................      Wireless Telecommunication Services           3,755,050         12,654,560
    Yell Group PLC ................................                     Media                            770,340          7,151,526
                                                                                                                      --------------
                                                                                                                        104,320,312
                                                                                                                      --------------
    UNITED STATES 7.8%
    Bank of America Corp. .........................                Commercial Banks                      139,230          6,806,955
    Bristol-Myers Squibb Co. ......................                Pharmaceuticals                       211,490          6,674,624
    General Electric Co. ..........................            Industrial Conglomerates                  231,170          8,849,188
    JPMorgan Chase & Co. ..........................         Diversified Financial Services               128,896          6,245,011
    Merck & Co. Inc. ..............................                Pharmaceuticals                       237,846         11,844,731
    Microsoft Corp. ...............................                    Software                          207,530          6,115,909
    Pfizer Inc. ...................................                Pharmaceuticals                       366,832          9,379,894
                                                                                                                      --------------
                                                                                                                         55,916,312
                                                                                                                      --------------
    TOTAL COMMON STOCKS (COST $410,071,422) .......                                                                     449,134,184
                                                                                                                      --------------

    PREFERRED STOCK (COST $1,725,054) 0.5%
    BRAZIL 0.5%
    Companhia Vale do Rio Doce, ADR, pfd., A ......                Metals & Mining                        86,190          3,249,363
                                                                                                                      --------------

                                                                                                  ------------------
                                                                                                  PRINCIPAL AMOUNT d
                                                                                                  ------------------
    CORPORATE BONDS & NOTES 3.6%
    BERMUDA 0.1%
    Intelsat Subsidiary Holding Co. Ltd., senior
      note, 8.25%, 1/15/13 ........................                                                      300,000            306,000
                                                                                                                      --------------
    CANADA 0.1%
    CanWest Media Inc., senior sub. note, 8.00%,
      9/15/12 .....................................                                                      200,000            199,500
c,e Canwest Mediaworks LP, senior sub. note, 144A,
      9.25%, 8/01/15 ..............................                                                      300,000            301,875
    Novelis Inc., senior note, 7.25%, 2/15/15 .....                                                      200,000            206,250
    Quebecor Media Inc., senior note, 7.75%,
      3/15/16 .....................................                                                      200,000            204,000
                                                                                                                      --------------
                                                                                                                            911,625
                                                                                                                      --------------
    FRANCE 0.0% f
    Compagnie Generale de Geophysique-Veritas,
      senior note, 7.75%, 5/15/17 .................                                                      200,000            203,500
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 11

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                         PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    GERMANY 0.1%
    KfW Bankengruppe, senior note, 8.25%,
      9/20/07 ............................................                                            60,500,000 ISK  $     958,970
                                                                                                                      --------------
    ICELAND 0.1%
c,g Landsbanki Islands HF, 144A, FRN, 6.06%,
      8/25/09 ............................................                                               500,000            505,446
                                                                                                                      --------------
    ITALY 0.0% f
  c Wind Acquisition Finance SA, senior note, 144A,
      10.75%, 12/01/15 ...................................                                               100,000            115,250
                                                                                                                      --------------
    JAMAICA 0.0% f
  c Digicel Group Ltd., senior note, 144A, 8.875%,
      1/15/15 ............................................                                               300,000            294,750
                                                                                                                      --------------
    LUXEMBOURG 0.1%
c,e FMC Finance III SA, senior note, 144A, 6.875%,
      7/15/17 ............................................                                               350,000            344,750
    Millicom International Cellular SA, senior note,
      10.00%, 12/01/13 ...................................                                               200,000            217,500
                                                                                                                      --------------
                                                                                                                            562,250
                                                                                                                      --------------
    NETHERLANDS 0.0% f
    NXP BV/NXP Funding LLC, senior secured note,
      7.875%, 10/15/14 ...................................                                               200,000            198,000
                                                                                                                      --------------
    SOUTH KOREA 0.3%
    Kumho Industrial Co. Ltd., 5.75%,
       8/04/09 ...........................................                                           780,000,000 KRW        833,058
       10/23/09 ..........................................                                           370,000,000 KRW        393,480
    Woori Capital Co. Ltd., 5.14%, 5/21/08 ...............                                           730,000,000 KRW        787,040
                                                                                                                      --------------
                                                                                                                          2,013,578
                                                                                                                      --------------
    SWITZERLAND 0.0% f
  c Petroplus Finance Ltd., senior note, 144A, 6.75%,
      5/01/14 ............................................                                               300,000            290,250
                                                                                                                      --------------
    UNITED KINGDOM 0.1%
  c Ineos Group Holdings PLC, 144A, 8.50%,
      2/15/16 ............................................                                               200,000            196,500
    Inmarsat Finance II PLC, senior note, zero cpn. to
      11/15/08, 10.375% thereafter, 11/15/12 .............                                               200,000            191,750
                                                                                                                      --------------
                                                                                                                            388,250
                                                                                                                      --------------
    UNITED STATES 2.7%
    Aquila Inc., senior note, 9.95%, 2/01/11 .............                                               100,000            108,344
  c ARAMARK Corp., senior note, 144A, 8.50%,
      2/01/15 ............................................                                               100,000            102,250
  c Bristow Group Inc., senior note, 144A, 7.50%,
      9/15/17 ............................................                                               100,000            100,750
    Buckeye Technologies Inc., senior sub. note, 8.00%,
      10/15/10 ...........................................                                               200,000            201,000
    Cablevision Systems Corp., senior note, B, 8.00%,
      4/15/12 ............................................                                                50,000             49,625


12 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                         PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    Case New Holland Inc., senior note,
       9.25%, 8/01/11 .................................                                                  100,000      $     105,320
       7.125%, 3/01/14 ................................                                                  100,000            101,750
    CCH II LLC, senior note, 10.25%, 9/15/10 ..........                                                  300,000            315,000
    Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 ................................                                                   50,000             51,500
       6.25%, 1/15/18 .................................                                                  250,000            234,688
    Commercial Vehicle Group Inc., senior note, 8.00%,
      7/01/13 .........................................                                                  200,000            200,500
    Copano Energy LLC, senior note, 8.125%,
      3/01/16 .........................................                                                  200,000            204,000
    Crown Americas Inc., senior note, 7.75%,
      11/15/15 ........................................                                                  200,000            202,000
    CSC Holdings Inc., senior deb., 7.625%,
      7/15/18 .........................................                                                  150,000            143,250
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 .....                                                  200,000            198,500
    Dex Media Inc., senior disc. note, zero cpn. to
      11/15/08, 9.00% thereafter, 11/15/13 ............                                                  200,000            189,250
    Dex Media West LLC, senior sub. note, 9.875%,
      8/15/13 .........................................                                                  150,000            161,250
    Dobson Cellular Systems Inc., senior secured note,
      9.875%, 11/01/12 ................................                                                  300,000            324,750
c,e Dollar General Corp., senior note, 144A, 10.625%,
      7/15/15 .........................................                                                  500,000            485,000
    DRS Technologies Inc., senior sub. note, 7.625%,
      2/01/18 .........................................                                                  200,000            203,000
  c Dynegy Holdings Inc., senior note,
       144A, 7.50%, 6/01/15 ...........................                                                  100,000             94,625
       8.375%, 5/01/16 ................................                                                  200,000            196,500
    EchoStar DBS Corp., senior note,
       6.375%, 10/01/11 ...............................                                                  100,000             98,250
       7.125%, 2/01/16 ................................                                                   50,000             49,125
  c Edison Mission Energy, senior note, 144A, 7.00%,
      5/15/17 .........................................                                                  300,000            284,250
    El Paso Corp., senior note, 6.875%, 6/15/14 .......                                                  300,000            299,999
  c Fontainebleau Las Vegas, 144A, 10.25%,
      6/15/15 .........................................                                                  200,000            198,000
    Ford Motor Credit Co. LLC,
       5.625%, 10/01/08 ...............................                                                  250,000            246,842
       senior note, 9.875%, 8/10/11 ...................                                                  150,000            157,577
    Forest City Enterprises Inc., senior note, 7.625%,
      6/01/15 .........................................                                                  150,000            151,875
    Freeport-McMoRan Copper & Gold Inc., senior note,
      8.375%, 4/01/17 .................................                                                  200,000            214,000
  c Freescale Semiconductor Inc., senior note, 144A,
      8.875%, 12/15/14 ................................                                                  300,000            288,000
    Fresenius Medical Care Capital Trust IV, 7.875%,
      6/15/11 .........................................                                                  150,000            156,000


                                        Quarterly Statements of Investments | 13

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                         PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    GMAC LLC, 6.875%,
       9/15/11 ........................................                                                   50,000      $      49,227
       8/28/12 ........................................                                                  250,000            244,591
    Graphic Packaging International Corp., senior note,
      8.50%, 8/15/11 ..................................                                                  200,000            205,500
    Greenbrier Cos. Inc., senior note, 8.375%,
      5/15/15 .........................................                                                  100,000            101,250
    Hanover Compressor Co., senior note, 7.50%,
      4/15/13 .........................................                                                  100,000            101,000
  c Hawker Beechcraft Acquisition Co., senior note,
      144A, 8.50%, 4/01/15 ............................                                                  300,000            310,500
  c HCA Inc., senior secured note, 144A, 9.125%,
      11/15/14 ........................................                                                  200,000            210,750
    Host Marriott LP, senior note,
       K, 7.125%, 11/01/13 ............................                                                  100,000            100,375
       M, 7.00%, 8/15/12 ..............................                                                  200,000            201,250
    Huntsman International LLC, senior sub. note,
      7.875%, 11/15/14 ................................                                                  250,000            269,063
    Iron Mountain Inc., senior sub. note, 8.75%,
      7/15/18 .........................................                                                  200,000            207,000
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ....                                                  200,000            198,500
    JohnsonDiversey Inc., senior sub. note, B,
      9.625%, 5/15/12 .................................                                                  100,000            104,875
    Jostens IH Corp., senior sub. note, 7.625%,
      10/01/12 ........................................                                                  300,000            300,000
    JSG Funding PLC, senior sub. note, 7.75%,
      4/01/15 .........................................                                                  300,000            301,875
    KB Home, senior note, 6.25%, 6/15/15 ..............                                                  200,000            177,000
    L-3 Communications Corp., senior sub. note,
       5.875%, 1/15/15 ................................                                                  100,000             93,250
       6.375%, 10/15/15 ...............................                                                  100,000             95,000
    Lamar Media Corp., senior sub. note, 6.625%,
      8/15/15 .........................................                                                  200,000            190,500
    Liberty Media Corp., senior note, 5.70%,
      5/15/13 .........................................                                                  200,000            188,983
    LIN Television Corp., senior sub. note, 6.50%,
      5/15/13 .........................................                                                  200,000            196,500
    Lyondell Chemical Co., senior note, 8.00%,
      9/15/14 .........................................                                                  300,000            309,750
  c MacDermid Inc., senior sub. note, 144A, 9.50%,
      4/15/17 .........................................                                                  100,000            101,000
    Mariner Energy Inc., senior note, 7.50%,
      4/15/13 .........................................                                                  200,000            197,000
    Markwest Energy Partners LP, senior note,
      6.875%, 11/01/14 ................................                                                  200,000            190,000
  c MetroPCS Wireless Inc., senior note, 144A,
      9.25%, 11/01/14 .................................                                                  100,000            103,750


14 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                          PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    MGM MIRAGE, senior note,
       6.625%, 7/15/15 ................................                                                  200,000      $     182,750
       7.50%, 6/01/16 .................................                                                  100,000             95,375
  c Michaels Stores Inc., senior note, 144A, 10.00%,
      11/01/14 ........................................                                                  300,000            309,000
    Mirant North America LLC, senior note, 7.375%,
      12/31/13 ........................................                                                  200,000            205,500
    Nalco Co., senior sub. note, 8.875%, 11/15/13 .....                                                  300,000            312,750
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 .....                                                  200,000            191,500
    NRG Energy Inc., senior note, 7.375%, 2/01/16 .....                                                  300,000            301,500
  c Outback Steakhouse Inc., senior note, 144A,
      10.00%, 6/15/15 .................................                                                  200,000            192,000
    Owens-Brockway Glass Container Inc., senior note,
      6.75%, 12/01/14 .................................                                                  300,000            294,000
    Peabody Energy Corp., senior note, 7.375%,
      11/01/16 ........................................                                                  150,000            153,750
    Pinnacle Entertainment Inc., senior sub. note,
       8.25%, 3/15/12 .................................                                                  100,000            103,500
       8.75%, 10/01/13 ................................                                                  100,000            105,000
    Pogo Producing Co., senior sub. note, 7.875%,
      5/01/13 .........................................                                                  200,000            205,000
    Qwest Communications International Inc.,
      senior note, 7.50%, 2/15/14 .....................                                                  100,000            101,750
    R.H. Donnelley Corp., senior note, 8.875%,
      1/15/16 .........................................                                                  200,000            209,000
    Radio One Inc., senior sub. note, 6.375%,
      2/15/13 .........................................                                                  200,000            189,000
    RBS Global & Rexnord Corp., senior note, 9.50%,
      8/01/14 .........................................                                                  200,000            206,000
  c Rental Service Corp., senior note, 144A, 9.50%,
      12/01/14 ........................................                                                  200,000            205,000
    Reynolds American Inc., senior secured note,
      7.625%, 6/01/16 .................................                                                  300,000            319,137
    Royal Caribbean Cruises Ltd., senior deb., 7.25%,
      3/15/18 .........................................                                                  200,000            196,833
c,g Sanmina-SCI Corp.,
       senior note, 144A, FRN, 8.11%, 6/15/14 .........                                                  100,000            100,500
       senior sub. note, 8.125%, 3/01/16 ..............                                                  200,000            187,000
    Smithfield Foods Inc., senior note, 7.75%,
      7/01/17 .........................................                                                  200,000            201,000
    Station Casinos Inc., senior sub. note, 6.875%,
      3/01/16 .........................................                                                  300,000            266,250
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 ...................                                                  100,000            102,875
       senior sub. note, 10.25%, 8/15/15 ..............                                                  200,000            212,500
    Tenet Healthcare Corp., senior note, 6.375%,
      12/01/11 ........................................                                                  300,000            275,625


                                        Quarterly Statements of Investments | 15

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                          PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
  c Tesoro Corp., senior note, 144A, 6.50%,
      6/01/17 .........................................                                                  200,000      $     196,500
    Toyota Motor Credit Corp., 12.50%, 11/19/07 .......                                               30,000,000 ISK        477,498
  c TransDigm Inc., senior sub. note, 144A, 7.75%,
      7/15/14 .........................................                                                  200,000            203,000
  c TRW Automotive Inc., senior note, 144A, 7.25%,
      3/15/17 .........................................                                                  300,000            287,250
    TXU Corp., senior note, P, 5.55%, 11/15/14 ........                                                  200,000            170,785
    United Rentals North America Inc., senior
      sub. note, 7.75%, 11/15/13 ......................                                                  200,000            201,250
  c United Surgical Partners International Inc.,
      senior sub. note, 144A, PIK, 9.25%, 5/01/17......                                                  200,000            201,500
  c Univision Communications Inc., senior note,
      144A, PIK, 9.75%, 3/15/15 .......................                                                  250,000            248,125
c,g U.S. Oncology Holdings Inc., senior note, 144A,
      FRN, 9.797%, 3/15/12 ............................                                                  300,000            296,250
    Vanguard Health Holding Co. II LLC, senior
      sub. note, 9.00%, 10/01/14 ......................                                                  200,000            199,000
  c Verso Paper Holdings LLC, senior secured note,
      144A, 9.125%, 8/01/14 ...........................                                                  200,000            207,500
    The Williams Cos. Inc.,
       8.75%, 3/15/32 .................................                                                  100,000            116,250
       senior note, 7.625%, 7/15/19 ...................                                                  100,000            106,000
    Windstream Corp., senior note, 8.625%,
      8/01/16 .........................................                                                  150,000            159,375
                                                                                                                      --------------
                                                                                                                         19,359,637
                                                                                                                      --------------
    TOTAL CORPORATE BONDS & NOTES
      (COST $26,023,527) ..............................                                                                  26,107,506
                                                                                                                      --------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 26.1%
    ARGENTINA 1.3%
    Government of Argentina,
       g,h FRN, 5.475%, 8/03/12 .......................                                               10,585,000          7,553,721
         i GDP Linked Security, 12/15/35 ..............                                                8,355,000          1,232,362
         i GDP Linked Security, 12/15/35 ..............                                                3,945,000 EUR        746,148
                                                                                                                      --------------
                                                                                                                          9,532,231
                                                                                                                      --------------
    AUSTRALIA 0.7%
    New South Wales Treasury Corp.,
      8.00%, 3/01/08 ..................................                                                4,645,000 AUD      3,978,079
    Queensland Treasury Corp., 07G, 8.00%,
      9/14/07 .........................................                                                1,085,000 AUD        922,738
                                                                                                                      --------------
                                                                                                                          4,900,817
                                                                                                                      --------------


16 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                       PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    BRAZIL 5.1%
    Nota Do Tesouro Nacional,
       9.762%, 1/01/12 ........................................                                         32,320 j BRL  $  16,355,844
       9.762%, 1/01/14 ........................................                                          5,000 j BRL      2,515,425
       9.762%, 1/01/17 ........................................                                         21,925 j BRL     10,944,443
     k Index Linked, 6.00%, 5/15/15 ...........................                                          2,600 j BRL      2,176,410
     k Index Linked, 6.00%, 5/15/45 ...........................                                          5,035 j BRL      4,321,022
                                                                                                                      --------------
                                                                                                                         36,313,144
                                                                                                                      --------------
    CANADA 0.6%
    Government of Canada, 10.00%, 6/01/08 .....................                                      4,715,000   CAD      4,637,404
                                                                                                                      --------------
    EL SALVADOR 0.0% f
  c Government of El Salvador, 144A, 7.65%,
      6/15/35 .................................................                                        100,000              114,750
                                                                                                                      --------------
    INDONESIA 4.1%
    Government of Indonesia,
       13.15%, 3/15/10 ........................................                                    500,000,000   IDR         62,122
       15.425%, 9/15/10 .......................................                                  1,550,000,000   IDR        206,527
       10.00%, 10/15/11 .......................................                                  3,375,000,000   IDR        394,092
       13.15%, 1/15/12 ........................................                                  2,700,000,000   IDR        350,548
       11.00%, 12/15/12 .......................................                                    100,000,000   IDR         12,247
       14.25%, 6/15/13 ........................................                                 10,805,000,000   IDR      1,491,892
       14.275%, 12/15/13 ......................................                                  2,615,000,000   IDR        365,550
       11.00%, 10/15/14 .......................................                                    980,000,000   IDR        120,995
       9.50%, 6/15/15 .........................................                                  4,937,000,000   IDR        566,102
       10.75%, 5/15/16 ........................................                                  3,050,000,000   IDR        375,047
       10.00%, 7/15/17 ........................................                                  4,156,000,000   IDR        492,648
       11.50%, 9/15/19 ........................................                                  7,315,000,000   IDR        941,155
       11.00%, 11/15/20 .......................................                                 15,000,000,000   IDR      1,855,428
       12.80%, 6/15/21 ........................................                                 24,487,000,000   IDR      3,391,827
       12.90%, 6/15/22 ........................................                                 10,410,000,000   IDR      1,451,771
       11.75%, 8/15/23 ........................................                                 20,415,000,000   IDR      2,644,079
       11.00%, 9/15/25 ........................................                                 29,600,000,000   IDR      3,666,010
       12.00%, 9/15/26 ........................................                                  3,350,000,000   IDR        445,726
       10.25%, 7/15/27 ........................................                                 83,860,000,000   IDR      9,729,160
       9.75%, 5/15/37 .........................................                                  1,750,000,000   IDR        195,144
       FR43, 10.25%, 7/15/22 ..................................                                  3,500,000,000   IDR        409,657
                                                                                                                      --------------
                                                                                                                         29,167,727
                                                                                                                      --------------
    IRAQ 0.6%
  c Government of Iraq, 144A, 5.80%, 1/15/28 ..................                                      7,400,000            4,532,500
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 17

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                       PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    MALAYSIA 3.0%
    Government of Malaysia,
       8.60%, 12/01/07 ........................................                                     39,700,000   MYR  $  11,749,113
       3.546%, 1/11/08 ........................................                                        830,000   MYR        240,646
       3.569%, 2/14/08 ........................................                                      5,490,000   MYR      1,592,219
       3.17%, 5/15/08 .........................................                                     10,130,000   MYR      2,928,678
       6.45%, 7/01/08 .........................................                                     11,655,000   MYR      3,480,163
       3.917%, 9/30/08 ........................................                                        300,000   MYR         87,519
       7.00%, 3/15/09 .........................................                                      5,780,000   MYR      1,775,937
                                                                                                                      --------------
                                                                                                                         21,854,275
                                                                                                                      --------------
    MEXICO 3.5%
    Government of Mexico,
       8.00%, 12/17/15 ........................................                                        350,000 l MXN      3,302,734
       10.00%, 12/05/24 .......................................                                      1,920,000 l MXN     21,708,721
                                                                                                                      --------------
                                                                                                                         25,011,455
                                                                                                                      --------------
    NEW ZEALAND 0.1%
    Government of New Zealand, 6.00%, 4/15/15 .................                                        830,000   NZD        609,580
                                                                                                                      --------------
    PERU 0.7%
    Government of Peru,
       7.84%, 8/12/20 .........................................                                      2,190,000   PEN        802,287
       7.35%, 7/21/25 .........................................                                      2,340,000            2,610,504
       Series 7, 8.60%, 8/12/17 ...............................                                      4,830,000   PEN      1,831,041
                                                                                                                      --------------
                                                                                                                          5,243,832
                                                                                                                      --------------
    POLAND 1.1%
    Government of Poland,
       5.75%, 6/24/08 .........................................                                        350,000   PLN        126,452
       6.00%, 5/24/09 .........................................                                      8,015,000   PLN      2,918,222
       6.25%, 10/24/15 ........................................                                        855,000   PLN        319,149
       5.75%, 9/23/22 .........................................                                     12,550,000   PLN      4,551,767
                                                                                                                      --------------
                                                                                                                          7,915,590
                                                                                                                      --------------
    SLOVAK REPUBLIC 0.1%
    Government of Slovakia, 8.50%, 8/17/10 ....................                                     10,000,000   SKK        448,314
                                                                                                                      --------------
    SUPRANATIONAL 0.8% m
    Inter-American Development Bank, senior note,
      7.50%, 12/05/24 .........................................                                     60,000,000   MXN      5,446,619
                                                                                                                      --------------
    SWEDEN 4.4%
    Government of Sweden,
       8.00%, 8/15/07 .........................................                                    111,515,000   SEK     16,380,269
       6.50%, 5/05/08 .........................................                                     99,700,000   SEK     14,883,220
                                                                                                                      --------------
                                                                                                                         31,263,489
                                                                                                                      --------------
    THAILAND 0.0% f
    Bank of Thailand Bond, 5.50%, 8/10/08 .....................                                      6,460,000   THB        191,705
                                                                                                                      --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY
      SECURITIES (COST $168,821,792) ..........................                                                         187,183,432
                                                                                                                      --------------


18 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                       PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LONG TERM INVESTMENTS
      (COST $606,641,795) .....................................                                                       $ 665,674,485
                                                                                                                      --------------
    SHORT TERM INVESTMENTS 6.0%
    FOREIGN GOVERNMENT SECURITIES 4.3%
    EGYPT 2.9%
  n Egypt Certificate of Deposit, 9/12/07 .....................                                     11,000,000   EGP      1,905,703
e,n Egypt Treasury Bills, 7/17/07 - 7/01/08 ...................                                    109,825,000   EGP     18,592,535
                                                                                                                      --------------
                                                                                                                         20,498,238
                                                                                                                      --------------
    MALAYSIA 1.3%
  n Malaysia Treasury Bills, 11/01/07 - 6/06/08 ...............                                     33,790,000   MYR      9,605,154
                                                                                                                      --------------
    NORWAY 0.1%
  n Norway Treasury Bill, 3/19/08 .............................                                      3,800,000   NOK        620,869
                                                                                                                      --------------
    TOTAL FOREIGN GOVERNMENT SECURITIES
      (COST $36,206,806) ......................................                                                          30,724,261
                                                                                                                      --------------

                                                                                                -----------------
                                                                                                     SHARES
                                                                                                -----------------
    MONEY MARKET FUND (COST $12,238,991) 1.7%
    UNITED STATES 1.7%
  o Franklin Institutional Fiduciary Trust Money
      Market Portfolio, 4.99% .................................                                     12,238,991           12,238,991
                                                                                                                      --------------

    TOTAL SHORT TERM INVESTMENTS
      (COST $48,445,797) ......................................                                                          42,963,252
                                                                                                                      --------------
    TOTAL INVESTMENTS
      (COST $655,087,592) 98.8% ...............................                                                         708,637,737
    NET UNREALIZED GAIN ON FORWARD
      EXCHANGE CONTRACTS 0.3% .................................                                                           1,937,529
    OTHER ASSETS, LESS LIABILITIES 0.9% .......................                                                           6,735,879
                                                                                                                      --------------
    NET ASSETS 100.0% .........................................                                                       $ 717,311,145
                                                                                                                      ==============

See Selected Currency and Portfolio Abbreviations on page 21.


                                        Quarterly Statements of Investments | 19

Templeton Global Investment Trust

--------------------------------------------------------------------------------
   TEMPLETON INCOME FUND
--------------------------------------------------------------------------------

a Non-income producing for the twelve months ended June 30, 2007.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Board of Trustees. At June 30, 2007, the value of this security was $4,231,689, representing 0.59% of net assets.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the aggregate value of these securities was $11,773,490, representing 1.64% of net assets.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e Security purchased on a when-issued or delayed delivery basis.

f Rounds to less than 0.1% of net assets.

g The coupon rate shown represents the rate at period end.

h The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

i Securities are linked to the Argentine GDP and do not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked securities.

j Principal amount is stated in 1000 Brazilian Real Units.

k Redemption price at maturity is adjusted for inflation.

l Principal amount is stated in 100 Mexican Peso Units.

m A supranational organization is an entity formed by two or more central governments through international treaties.

n The security is traded on a discount basis with no stated coupon rate.

o The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

AUD  -  Australian Dollar
BRL  -  Brazilian Real
CAD  -  Canadian Dollar
EGP  -  Egyptian Pound
IDR  -  Indonesian Rupiah
ISK  -  Iceland Krona
KRW  -  Korean Won
MXN  -  Mexican Peso
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona
SGD  -  Singapore Dollar
SKK  -  Slovak Koruna
THB  -  Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR  -  American Depository Receipt
FHLB -  Federal Home Loan Bank
FRN  -  Floating Rate Note
GDR  -  Global Depository Receipt
IDR  -  International Depository Receipt
PIK  -  Payment-In-Kind


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Templeton Global Investment Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Investment Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of three funds (the Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Short term investments or list securities are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American


22 | Quarterly Statements of Investments

Templeton Global Investment Trust

2. SECURITY VALUATION (CONTINUED)

Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      ---------------------------------------------
                                                                       TEMPLETON
                                                       TEMPLETON        EMERGING       TEMPLETON
                                                          BRIC          MARKETS         INCOME
                                                          FUND       SMALL CAP FUND      FUND
                                                      ---------------------------------------------
Cost of investments ................................  $336,827,205    $60,472,201     $656,706,785
                                                      =============================================

Unrealized appreciation ............................  $ 76,083,189    $ 9,323,327     $ 59,324,330
Unrealized depreciation ............................    (2,178,234)      (404,909)      (7,393,378)
                                                      ---------------------------------------------
Net unrealized appreciation (depreciation) .........  $ 73,904,955    $ 8,918,418     $ 51,930,952
                                                      =============================================

4. TOTAL RETURN SWAPS

At June 30, 2007, Templeton BRIC Fund had the following total return swaps outstanding:

---------------------------------------------------------------------------------------------------------------
                                                              NOTIONAL
                                                             PRINCIPAL  EXPIRATION   UNREALIZED    UNREALIZED
COUNTERPARTY             RECEIVE                PAY            AMOUNT      DATE     APPRECIATION  DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Morgan Stanley   Market linked return of  3-Month USD-        $538,941   12/29/08         $8,575          $ --
                 Localiza Rent-a-Car      LIBOR minus 3.00%
                                                                                          ---------------------
   Net unrealized gain (loss) on total return swaps .............................         $8,575          $ --
                                                                                          ---------------------


                                        Quarterly Statements of Investments | 23

Templeton Global Investment Trust

5. FORWARD EXCHANGE CONTRACTS

At June 30, 2007, Templeton Income Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT   UNREALIZED   UNREALIZED
                                                      AMOUNT a          DATE         GAIN         LOSS
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
         950,000   Swedish Krona ..................    135,135         8/09/07    $    4,027           --
       3,950,000   Slovak Koruna ..................    140,770         8/09/07        18,163           --
       1,600,000   Norwegian Krone ................    251,256         8/09/07        20,182           --
         415,000   Singapore Dollar ...............    270,007         8/10/07         1,937           --
     260,000,000   Korean Won .....................    279,450         8/10/07         2,396           --
      21,000,000   Thailand Baht ..................    572,831         8/10/07        36,390           --
         500,000   Singapore Dollar ...............    329,229         9/26/07            --   $     (425)
     550,000,000   Korean Won .....................    596,465         9/27/07           388           --
      28,500,000   Iceland Krona ..................    381,118        10/09/07        66,028           --
      30,600,000   Indian Ruppe ...................  1,015,875 NZD    10/29/07            --      (26,777)
      48,073,500   Japanese Yen ...................    414,034        11/13/07            --      (16,764)
     244,000,000   South Korean Won ...............    262,931        11/13/07         2,118           --
       1,526,000   Norwegian Krone ................    248,219        11/13/07        10,902           --
         210,000   Canadian Dollar ................    181,976        11/16/07        15,793           --
       1,350,000   Swedish Krona ..................    194,609        11/20/07         3,995           --
     250,000,000   South Korean Won ...............    267,594        11/26/07         4,046           --
       1,600,000   Norwegian Krone ................    262,183        11/26/07         9,519           --
         300,000   Canadian Dollar ................    260,983        11/26/07        21,590           --
      11,000,000   Norwegian Krone ................  1,811,535        12/03/07        56,477           --
      43,460,000   Japanese Yen ...................    383,475        12/05/07            --      (23,336)
     172,296,000   Japanese Yen ...................  1,529,073        12/06/07            --     (101,133)
       5,572,320   Swedish Krona ..................    793,122        12/07/07        27,167           --
       4,723,600   Norwegian Krone ................    759,019        12/07/07        43,154           --
   5,900,000,000   South Korean Won ...............  6,292,662        12/21/07       121,447           --
         744,000   Romanian Leu ...................    217,811 EUR    12/27/07        22,454           --
      49,983,750   Japanese Yen ...................    434,774         1/16/08            --      (18,469)
     735,000,000   South Korean Won ...............    795,885         1/18/08         3,567           --
       1,200,000   Singapore Dollar ...............    809,007         1/22/08            --      (13,000)
     202,428,000   Japanese Yen ...................  1,767,313         1/28/08            --      (78,990)
     487,549,000   Kazakhstan Tenge ...............  3,950,000         2/06/08        49,079           --
     129,633,000   Kazakhstan Tenge ...............  1,050,000         2/07/08        13,304           --
         800,000   Canadian Dollar ................    734,349         2/19/08        20,040           --
       7,000,000   Swedish Krona ..................  1,041,450         2/21/08            --       (8,613)
       1,023,450   Malaysian Ringgit ..............    300,000         2/26/08            --          (48)
   1,250,000,000   Indonesian Rupiah ..............    139,198         2/29/08            --       (2,752)
       1,600,000   Canadian Dollar ................  1,370,919         3/10/08       138,216           --
       3,100,000   Malaysian Ringgit ..............    902,475         3/12/08         6,721           --
       5,100,000   Swedish Krona ..................    730,868         3/12/08        22,048           --
      44,100,000   Norwegian Krone ................  7,139,619         3/12/08       346,655           --
         305,000   Canadian Dollar ................    286,436         3/28/08         1,302           --


24 | Quarterly Statements of Investments

Templeton Global Investment Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT   UNREALIZED   UNREALIZED
                                                      AMOUNT a          DATE         GAIN         LOSS
----------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
       1,480,000   Swedish Krona .............         216,748         3/28/08    $    1,838           --
       1,700,000   Norwegian Krone ...........         286,123         3/28/08         2,428           --
       3,000,000   Malaysian Ringgit .........         903,070         5/15/08            --   $  (20,458)
      97,360,000   Kazakhstan Tenge ..........         800,000         5/30/08            --       (1,186)
     290,640,000   Kazakhstan Tenge ..........       2,400,000         6/02/08            --      (15,346)

CONTRACTS TO SELL
      21,000,000   Thailand Baht .............         619,469         8/10/07        10,247           --
       8,607,263   Mexican Peso ..............     422,444,466 CLP     8/16/07         5,861           --
       6,018,330   Mexican Peso ..............     293,670,419 CLP     8/20/07           977           --
       4,933,350   Mexican Peso ..............     236,573,874 CLP     9/12/07            --       (6,519)
       1,809,177   Mexican Peso ..............      86,243,460 CLP     9/14/07            --       (3,347)
         321,300   Euro ......................      48,362,076 JPY    12/06/07            --      (36,123)
      35,375,342   Mexican Peso ..............     141,766,682 INR     1/25/08       214,640           --
      28,187,973   Mexican Peso ..............     112,492,562 INR     2/27/08       158,916           --
      14,526,189   Mexican Peso ..............      57,503,373 INR     2/28/08        70,541           --
      67,339,308   Mexican Peso ..............  13,156,754,060 COP     4/22/08       388,803           --
      35,561,821   Mexican Peso ..............   6,708,026,225 COP     5/06/08        86,801           --
      35,235,411   Mexican Peso ..............       6,678,813 BRL     5/07/08       154,538           --
      35,274,253   Mexican Peso ..............       6,723,003 BRL     5/08/08       173,089           --
      13,528,136   Mexican Peso ..............     149,131,172 KZT     6/25/08           895           --
       8,194,420   Mexican Peso ..............      90,406,581 KZT     6/25/08         1,142           --
      19,713,602   Mexican Peso ..............   3,539,182,947 COP     6/27/08            --      (39,920)
      17,305,206   Mexican Peso ..............       4,898,239 PEN     6/30/08            --       (9,086)
                                                                                  ------------------------
         Unrealized gain (loss) on forward exchange contracts ................    $2,359,821     (422,292)
                                                                                  ------------------------
            Net unrealized gain (loss) on forward exchange contracts .........                 $1,937,529
                                                                                               ===========

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 25











ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/JIMMY D. GAMBILL
   ---------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   ---------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  August 27, 2007

By /s/GALEN G. VETTER
   ---------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  August 27, 2007